Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following is a summary of the carrying value of property, plant and equipment (“PP&E”):

	Buildings, Plant and Equipment	Mineral Properties(1)	Capitalized Stripping Costs	Construction in Progress	Total
Cost
January 1, 2022	$1,061,812	$382,645	$59,062	$57,808	$1,561,327
Additions	11,279	205,518	—	58,310	275,107
Disposal	(2,144)	—	—	—	(2,144)
Transfers	65,196	3,284	—	(68,480)	—
Balance December 31, 2022	$1,136,143	$591,447	$59,062	$47,638	$1,834,290
Additions	17,961	16,661	20,780	66,254	121,656
Disposal	(6,609)	(4,723)	—	—	(11,332)
Transfers	39,106	4,330	—	(43,436)	—
Reclassified to assets held-for-sale(2)	—	(5,611)	—	—	(5,611)
Balance December 31, 2023	$1,186,601	$602,104	$79,842	$70,456	$1,939,003

Accumulated depreciation and other charges
January 1, 2022	$226,337	$27,747	$35,152	$—	$289,236
Charge for the year	98,236	20,179	9,472	—	127,887
Disposals	(1,528)	—	—	—	(1,528)
Impairment (3)	80,250	48,950	—	16,703	145,903
Balance December 31, 2022	$403,295	$96,876	$44,624	$16,703	$561,498
Charge for the year	95,703	19,160	125	—	114,988
Disposals	(4,989)	—	—	—	(4,989)
Impairment (4)	—	34,101	—	—	34,101
Reclassified to assets held-for-sale(2)	—	(4,101)	—	—	(4,101)
Balance December 31, 2023	$494,009	$146,036	$44,749	$16,703	$701,497

Net book value
Balance January 1, 2023	$732,848	$494,571	$14,438	$30,935	$1,272,792
Balance December 31, 2023	$692,592	$456,068	$35,093	$53,753	$1,237,506
(1)Includes exploration and evaluation assets of $250.3 million related to the Goldfield Project and Kemess Project.
(2)Relates to the non-core Berg Property classified as an asset held-for-sale as at December 31, 2023 (note 5).
(3)Relates to impairment of the Kemess Project (note 5).
(4)Relates to impairment of the Kemess Project and impairment of the Berg Property classified as an asset held-for-sale as at December 31, 2023 (note 5).